EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY.
Schedule of reconciliations of common and preferred outstanding shares

	2022		2021		2020
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	571,929,945	1,133,816,901	571,929,945	1,129,231,487	571,929,945	1,127,010,827
Acquisition of Treasury shares	—	(44,564,000)	—	—	—	—
Exercise of long-term incentive plan	—	2,377,494	—	4,585,414	—	2,220,660
Balance at the end of the year	571,929,945	1,091,630,395	571,929,945	1,133,816,901	571,929,945	1,129,231,487

Schedule of ownership of shares

	Shareholders
	2022
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.5	—	0.0	557,898,901	33.3
Brazilian institutional investors	4,292,172	0.8	157,020,405	14.3	161,312,577	9.6
Foreign institutional investors	1,529,109	0.3	520,985,608	47.3	522,514,717	31.2
Other shareholders	8,209,763	1.4	413,624,382	37.6	421,834,145	25.2
Treasury stock	—	0.0	9,836,850	0.8	9,836,850	0.7
	571,929,945	100.0	1,101,467,245	100.0	1,673,397,190	100.0

	Shareholders
	2021
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	—	—	557,898,901	32.4
Brazilian institutional investors	4,363,438	0.8	232,421,779	20.3	236,785,217	13.8
Foreign institutional investors	1,895,038	0.3	490,810,572	42.8	492,705,610	28.7
Other shareholders	7,772,568	1.4	410,584,550	35.8	418,357,118	24.3
Treasury stock	1,697,538	0.2	12,214,344	1.1	13,911,882	0.8
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2020
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	2,147,800	0.2	560,046,701	32.6
Brazilian institutional investors	3,397,955	0.6	227,262,531	19.8	230,660,486	13.4
Foreign institutional investors	3,142,148	0.5	492,076,396	42.9	495,218,544	28.8
Other shareholders	7,490,941	1.3	407,744,760	35.6	415,235,701	24.1
Treasury stock	1,697,538	0.3	16,799,758	1.5	18,497,296	1.1
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0
*	Metalurgica Gerdau S.A. is the controlling shareholder and Indac – Ind. e Com. S.A. (holding of Gerdau’s family) is the utltimate controlling shareholder of the Company.

Schedule of changes in treasury stocks

	2022
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	12,214,344	151,852
Share buyback program	—	—	44,564,000	1,073,124
Exercise of long-term incentive plan	—	—	(2,377,494)	(21,452)
Cancellation of treasury stocks	(1,697,538)	(557)	(44,564,000)	(1,023,529)
Closing balance	—	—	9,836,850	179,995

	2021
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	16,799,758	228,752
Exercise of long-term incentive plan	—	—	(4,585,414)	(76,900)
Closing balance	1,697,538	557	12,214,344	151,852

	2020
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	19,020,418	241,985
Exercise of long-term incentive plan	—	—	(2,220,660)	(13,233)
Closing balance	1,697,538	557	16,799,758	228,752

Schedule of effects of interest changes in subsidiaries

	December 31, 2022
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	(33,845)	(19,761)	(53,606)
Effects of interest changes in subsidiaries	(33,845)	(19,761)	(53,606)

	December 31, 2021
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(18,962)	(18,962)
Effects of interest changes in subsidiaries	—	(18,962)	(18,962)

	December 31, 2020
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	12,776	12,776
Effects of interest changes in subsidiaries	—	12,776	12,776

(i) Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

Schedule of dividend amounts considered as distributed using the balance of the Investments and Working Capital Reserve

	2022	2021	2020
Net income	11,425,512	15,494,111	2,365,763
Constitution of legal reserve	(545,251)	(756,334)	(109,649)
Constitution of the tax incentives reserve	(520,478)	(367,430)	(172,792)
Net income before dividends and interest on capital	10,359,783	14,370,347	2,083,322
Dividends and interest on equity based on income of the year	(5,749,906)	(5,014,450)	(714,487)
Dividend - adjustment in excess of the minimum estatutory undistributed	(332,712)	(341,150)	—
Total dividends	(6,082,618)	(5,355,600)	(714,487)
Net income before constitution of investments and working capital reserve	4,277,165	9,014,747	1,368,835
Constitution of investments and working capital reserve	(4,277,165)	(9,014,747)	(1,368,835)

Schedule of dividends and interest on capital

The dividends for the years 2022, 2021 and 2020 are presented below:

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2022
1st quarter	Interest	0.57	1,707,829	05/16/2022	05/25/2022	973,542
2nd quarter	Dividends	0.71	1,693,994	08/15/2022	8/25/2022	1,199,713
3rd quarter	Dividends	1.73	1,663,560	11/21/2022	12/14/2022	2,877,957
3rd quarter	Interest	0.42	1,663,560	11/21/2022	12/14/2022	698,694
4th quarter	Dividends	0.20	1,663,560	03/14/2023	3/23/2023	332,712
Proposed Interest and Dividends						6,082,618
Credit per share (R$)		3.63
Percentage of dividends on adjusted net income		58.7%

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2021
1st quarter	Dividends	0.40	1,705,338	5/14/2021	5/26/2021	682,199
2nd quarter	Dividends	0.54	1,705,576	8/16/2021	8/26/2021	921,011
3rd quarter	Interest	0.38	1,705,582	9/27/2021	11/16/2021	648,122
3rd quarter	Interest	0.20	1,705,630	11/5/2021	11/16/2021	341,126
3rd quarter	Dividends	1.42	1,705,628	11/5/2021	11/16/2021	2,421,992
4th quarter	Dividends	0.20	1,705,747	3/7/2022	3/16/2022	341,150
Proposed Interest and Dividends						5,355,600
Credit per share (R$)		3.14
Percentage of dividends on adjusted net income		37.3%

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2020
3rd quarter	Dividends	0.12	1,701,161	11/6/2020	11/19/2020	204,139
4th quarter	Interest	0.17	1,701,161	12/21/2020	3/25/2021	289,197
4th quarter	Interest	0.13	1,701,161	3/11/2021	3/25/2021	221,151
Proposed Interest and Dividends						714,487
Credit per share (R$)		0.42
Percentage of dividends on adjusted net income		34.3%